Risk Management Section - Credit Quality - ING Bank Portfolio, Outstanding (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 836,747	€ 834,170
ING Bank portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	773,636	775,065
ING Bank portfolio, outstandings [member] | Neither past due nor non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	756,803	757,498
ING Bank portfolio, outstandings [member] | Consumer lending past due but performing (1-90 days) [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,352	3,970
ING Bank portfolio, outstandings [member] | Non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 12,481	€ 13,597